INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of December 31,
	2018	2019
	RMB	RMB
Trademark	4,653,340	4,653,340
Computer software	46,119,755	53,975,740
Less: accumulated amortization	(15,411,685)	(22,234,024)
Intangible assets, net	35,361,410	36,395,056